Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Distribution expenses	(61.5)	(36.1)	(120.7)	(67.0)
Selling expenses	(31.8)	(20.1)	(59.5)	(36.0)
Marketing expenses	(51.5)	(34.6)	(96.0)	(62.9)
Share-based compensation	(9.1)	5.6	(14.0)	2.5
General and administrative expenses	(71.2)	(49.3)	(137.5)	(89.8)
Selling, general and administrative expenses	(225.1)	(134.5)	(427.7)	(253.2)